Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net:	The following table summarizes the Group’s intangible assets, net:
	December 31, 2022	December 31, 2023
	RMB	RMB
Gross carrying amount
Software	916	916
Licenses	21,000	21,000
Agency agreements	18,000	18,000
Channel relationship	19,000	19,000
Total intangible assets	58,916	58,916

Less: accumulated amortization
Software	(916)	(916)
Licenses	(10,850)	(12,950)
Agency agreements	(18,000)	(18,000)
Channel relationship	(19,000)	(19,000)
Total intangible assets, net	10,150	8,050

Schedule of Estimated Amortization Expenses	The estimated amortization expenses for each of the following five years are as follows:
December 31, 2023
RMB
2024	2,100
2025	2,100
2026	2,100
2027	1,750
2028	-
Total	8,050